Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 317.7	$ 208.7	$ 20.8	$ 5.8	$ 1.2	$ 554.2
Utah Project
Total		15.9	1.4	0.6		17.9
North Dakota Project
Total		0.5				0.5
Oklahoma Project
Total		3.4				3.4
Wyoming Project
Total		0.4				0.4
Province of Ontario Project
Total	218.4		0.4			218.8
Province of Alberta Project
Total	93.8	75.5	5.1	$ 5.2		179.6
Province of British Columbia Project
Total	$ 5.5	$ 113.0	$ 13.9		$ 1.2	$ 133.6